UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
January 31, 2013
(Unaudited)

                             Number      Historical           Market
                             of Shares      Cost               Value
COMMON STOCKS - 84.32%

Aerospace - 1.56%
 AAR Corporation              4,400       83,191.39          82,940.00
                                       ------------       ------------
                                          83,191.39          82,940.00

Banking and Finance - 4.08%
 Fiserv, Inc                  2,700      112,510.96         216,837.00
                                       ------------       ------------
                                         112,510.96         216,837.00

Biotech - 2.68%
 Meridian Bioscience Inc.     6,800      118,878.39         142,460.00
                                       ------------       ------------
                                         118,878.39         142,460.00

Commercial Services - 2.92%
 Paychex, Inc.                4,750 	 130,495.45 	   155,087.50
                                       ------------       ------------
                                         130,495.45         155,087.50

Computers - Networking - 4.14%
 Cisco Systems, Inc.         10,700      160,237.44         220,099.00
                                       ------------       ------------
                                         160,237.44         220,099.00

Computers - Software - 13.82%
 Adobe Systems Inc            4,800      125,063.35         181,584.00
 Microsoft Corp.              6,200      151,626.05         170,190.00
 Oracle                       5,500       56,121.45         195,305.00
 Synopsis, Inc.               5,600      115,459.67         187,264.00
                                       ------------       ------------
                                         448,270.52         734,343.00

Electrical Equipment - 3.37%
 Corning Inc.                 7,300       66,773.15          87,600.00
 General Electric Co.         4,100       77,606.36          91,348.00
                                       ------------       ------------
                                         144,379.51         178,948.00

Electronics Components - 4.03%
 TE Connectivity Ltd          5,500      149,751.40         213,840.00
                                       ------------       ------------
                                         149,751.40         213,840.00

Food Processing - 2.87%
 Sensient Technologies        4,000       80,549.75         152,400.00
                                       ------------       ------------
                                          80,549.75         152,400.00

Health Care Service Provider - 2.68%
 Almost Family Inc.           7,100      147,274.31         142,142.00
                                       ------------       ------------
                                         147,274.31         142,142.00

Industrial Services -1.53%
 Expeditors Int'l Washington  1,900       61,567.05          81,510.00
                                       ------------       ------------
                                          61,567.05          81,510.00

Insurance - 3.96%
 Arthur J Gallagher & Co.     5,700      138,298.14         210,615.00
                                       ------------       ------------
                                         138,298.14         210,615.00

Internet Services - 3.65%
 Amazon.com Inc.                730      145,358.39         193,815.00
                                       ------------       ------------
                                         145,358.39         193,815.00

Medical Products and Supplies - 6.67%
 Johnson & Johnson             2,400     136,713.95         177,408.00
 Medtronic Inc.                  300      10,838.65          13,980.00
 Stryker Corp.                 2,600     125,743.13         162,890.00
                                       ------------       ------------
                                         273,295.73         354,278.00

Pharmaceuticals - 3.35%
 Mylan Inc.                    6,300      87,179.27         178,101.00
                                       ------------       ------------
                                          87,179.27         178,101.00

Retail - General - 3.73%
 Fred's Inc. Class A          15,000     152,559.95         198,300.00
                                       ------------       ------------
                                         152,559.95         198,300.00

Retail - Specialty - 6.99%
 Fastenal Co                   4,800      83,684.07         238,464.00
 Zumiez Inc.                   6,300     134,765.95         132,930.00
                                       ------------       ------------
                                         218,450.02         371,394.00

Semiconductors - 6.24%
 Intel Corp.                   8,000     143,610.37         168,320.00
 NVIDIA Corporation            5,300      95,564.24          64,978.00
 Tessera Technologies Inc.     5,600      96,088.71          98,280.00
                                       ------------       ------------
                                         335,263.32         331,578.00

Tobacco Products - 3.28%
 Universal Corp VA             3,200     120,756.15         174,016.00
                                       ------------       ------------
                                         120,756.15         174,016.00

Utilities - Natural Resources - 2.77%
 Chesapeake Utilities Corp     3,100      57,193.90         147,126.00
                                       ------------       ------------
                                          57,193.90         147,126.00
                                       ------------       ------------
COMMON STOCKS Total - 84.32%           3,165,461.04       4,479,829.50


CASH AND EQUIVALENTS
Schwab Advisor Premium Money Market-15.67%832,326.84        832,326.84
Other Assets Less Liabilities - 0.01%                           798.12
                                       ------------       ------------

TOTAL PORTFOLIO                       3,997,787.88        5,312,954.46


Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
January 31, 2013
(Unaudited)

                            Number      Historical            Market
                            of Shares      Cost               Value

COMMON STOCKS - 84.71%


Aerospace - 5.47%
 Harris Corporation           500         24,988.95          23,100.00
 Moog, Inc. Class A           637         15,976.16          27,900.62
 Northrop Grumman             200          2,294.35          13,008.00
                                       ------------       ------------
                                          43,259.46          64,008.62

Airlines - 0.24%
 Southwest Airlines Co.       250          3,447.45           2,802.50
                                       ------------       ------------
                                           3,447.45           2,802.50

Automotive - 3.25%
 Monro Muffler Brake Inc     1050         12,443.15          38,031.00
                                       ------------       ------------
                                          12,443.15          38,031.00

Banking and Finance - 5.54%
 Community Bank System       1200         23,451.95          34,080.00
 M&T Bank Corp.               300         29,838.86          30,807.00
                                       ------------       ------------
                                          53,290.81          64,887.00

Commercial Services - 2.95%
 Harris Interactive Inc.     2200          6,935.11           2,728.00
 Paychex, Inc.                975         25,851.69          31,833.75
                                       ------------       ------------
                                          32,786.80          34,561.75

Computers - Distributors - 0.62%
 Ingram Micro                 400          4,229.95           7,272.00
                                       ------------       ------------
                                           4,229.95           7,272.00

Computers - Services - 5.72%
 Computer Task Group Inc.    3500         11,872.45          66,990.00
                                       ------------       ------------
                                          11,872.45          66,990.00

Computers - Software - 2.73%
 Oracle                       900         12,070.45          31,959.00
                                       ------------       ------------
                                          12,070.45          31,959.00

Electrical Equipment - 6.12%
 Corning Inc.                2200         26,502.22          26,400.00
 General Electric Co.        1450         35,248.12          32,306.00
 Ultralife Corp.             4000         25,174.82          12,880.00
                                       ------------       ------------
                                          86,925.16          71,586.00

Electronics Components - 10.18%
 Astronics Corp.             2213         15,396.46          50,699.83
 IEC Electronics Corp.       4518          6,983.50          29,638.08
 TE Connectivity Ltd         1000         27,258.95          38,880.00
                                       ------------       ------------
                                          49,638.91         119,217.91

Environmental Services - 2.20%
 Ecology and Environment,Inc.2000         25,398.34          25,800.00
                                       ------------       ------------
                                          25,398.34          25,800.00

Foods & Beverages - 4.15%
 Constellation Brands,Inc.   1500         15,118.30          48,540.00
                                       ------------       ------------
                                          15,118.30          48,540.00

Health Care Service Provider - 0.12%
 VirtualScopics Inc.         2000          2,980.95           1,440.00
                                       ------------       ------------
                                           2,980.95           1,440.00

Industrial Materials - 0.08%
 Servotronics, Inc.           100            937.35             879.00
                                       ------------       ------------
                                             937.35             879.00

Instruments - 0.72%
 Taylor Devices               877          4,393.95           8,366.58
                                       ------------       ------------
                                           4,393.95           8,366.58

Machinery - 0.16%
 Columbus McKinnon Corp       100          2,344.00           1,892.00
                                       ------------       ------------
                                           2,344.00           1,892.00

Medical Products and Supplies - 7.54%
 Bristol-Myers Squibb Co     1000         21,938.05          36,140.00
 Greatbatch, Inc.             850         18,983.83          22,559.00
 Johnson & Johnson            400         22,616.90          29,568.00
                                       ------------       ------------
                                          63,538.78          88,267.00

Metal Fabrication & Hardware - 2.77%
 Graham Corp.                1400         15,139.86          32,438.00
                                       ------------       ------------
                                          15,139.86          32,438.00

Office Equipment - 0.96%
 Xerox Corp.                 1400         17,816.50          11,214.00
                                       ------------       ------------
                                          17,816.50          11,214.00

Packaging & Containers - 0.67%
 Mod Pac Corporation         1130          4,875.13           7,887.40
                                       ------------       ------------
                                           4,875.13           7,887.40

Railroads - 6.50%
 Genesee & Wyoming Class A    900          2,521.94          76,122.00
                                       ------------       ------------
                                           2,521.94          76,122.00

Real Estate & Related - 5.45%
 Home Properties, Inc.       400          14,796.91          24,588.00
 Sovran Self Storage         600          22,309.58          39,144.00
                                       ------------       ------------
                                          37,106.49          63,732.00

Retail - Specialty - 5.74%
 Fastenal Co                 800          13,953.72          39,744.00
 Zumiez Inc.                1300          27,815.95          27,430.00
                                       ------------       ------------
                                          41,769.67          67,174.00

Steel - 2.97%
 Gibraltar Industries Inc.  2000          25,111.09          34,740.00
                                       ------------       ------------
                                          25,111.09          34,740.00

Telecommunications - 0.70%
 Frontier Communications    1800          17,871.74           8,226.00
                                       ------------       ------------
                                          17,871.74           8,226.00

Utilities - Natural Resources - 1.16%
 National Fuel Gas Co.       250           5,624.97          13,600.00
                                       ------------       ------------
                                           5,624.97          13,600.00
                                       ------------       ------------
COMMON STOCKS Total - 84.71%             592,513.67         991,633.76


CASH AND EQUIVALENTS
Schwab Advisor Premium Money Market-15.33%179,400.87        179,400.87
Other Assets Less Liabilities - (0.04%)                        (429.75)
                                       ------------       ------------
TOTAL PORTFOLIO                          771,914.54       1,170,604.88


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 26, 2013


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 26, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 26, 2013